Note 10 - a) Financing, Long-term debt, Maturities of the principal of long-term debt (Detail) (USD $) In Millions	Sep. 30, 2011	Dec. 31, 2010
Maturities of the principal of long-term debt
2012	$ 1,374	$ 4,137
2013	2,628	2,503
2014	4,281	3,517
2015	4,985	5,311
2016 and thereafter	54,260	45,003
Long-term debt	$ 67,528	$ 60,471